UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑21409

Pioneer Municipal High Income Advantage Fund, Inc.
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Amundi Asset Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 742‑7825
Date of fiscal year end: March 31, 2026
Date of reporting period: April 1, 2025 through March 31, 2026

Form N‑CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1). The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

Pioneer Municipal High Income Advantage Fund, Inc.
Annual Report | March 31, 2026
Stockholders of Pioneer Municipal High Income Advantage Fund, Inc. (the “Fund”) approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting of stockholders held on July 17, 2025. Since that date, the Fund has been operating under the Plan of Liquidation and Dissolution and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities. Prior to the opening of business on August 25, 2025, the Fund ceased trading on the New York Stock Exchange (NYSE) (see Notes to Financial Statements, Note 8). The Fund's NYSE ticker symbol was MAV.

visit us: www.pioneerinvestments.com

Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/261

Portfolio Management Discussion  |  3/31/26
Stockholders of the Fund approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting of stockholders held on July 17, 2025. The Fund is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders (See Note 8). Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities.  Prior to the Fund's liquidation, the Fund's primary investment objective was to provide its common stockholders with a high level of current income exempt from regular federal income tax. As a secondary investment objective, the Fund could also seek capital appreciation to the extent consistent with its primary investment objective. The Fund adhered to its investment objective during the review period from April 1, 2025 through July 17, 2025 as it was engaged in normal operations.
Performance Review
During the period from April 1, 2025 through July 17, 2025 while the Fund was engaged in normal operations, it returned -7.22% at market price. The Fund’s benchmarks, the Bloomberg Municipal Bond Index and the Bloomberg U.S. Municipal High Yield Bond Index, returned 2.35% during this same time period.
2Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/26

Portfolio Summary  |  3/31/26*
Portfolio Diversification

(As a percentage of total investments)**
Portfolio Maturity

(As a percentage of total investments)**
State Diversification

(As a percentage of total investments)**
Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/263

Portfolio Summary  |  3/31/26* (continued)
10 Largest Holdings*

(As a percentage of total investments)
1.	City of New York, Series B-3, 2.85%, 10/1/46	29.41%
2.	Greater Texas Cultural Education Facilities Finance Corp., 8.00%, 2/1/50 (144A)	26.91
3.	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	14.26
4.	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	9.52
5.	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	6.40
6.	Central Falls Detention Facility Corp., 7.25%, 7/15/35	4.66
7.	Arlington Higher Education Finance Corp., LTTS Charter School, Universal Academy, 5.45%, 3/1/49 (144A)	3.94
8.	University of California, Series AL-2, 2.33%, 5/15/48	3.92
9.	Development Authority of Burke County, Georgia Power Company Plant Vogtle Project, 2.70%, 11/1/52	0.98
*   The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting held on July 17, 2025 (see Notes to Financial Statements, Note 8). Information shown in the Portfolio Summary reflects remaining investments held by the Fund on March 31, 2026.
4Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/26

Performance Update  |  3/31/26
Investment Returns

The mountain chart on the right shows the change in market value, including reinvestment of dividends and distributions, of a $10,000 investment made in common shares of Pioneer Municipal High Income Advantage Fund, Inc. during the periods shown, compared to that of the Bloomberg Municipal Bond Index and the Bloomberg U.S. Municipal High Yield Bond Index. The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting held on July 17, 2025 (see Notes to Financial Statements, Note 8). Investment returns shown for all periods ended March 31, 2026 reflect the liquidation of the Fund. Prior to the opening of business on August 25, 2025, the Fund ceased trading on the New York Stock Exchange (NYSE).
Average Annual Total Return (As of March 31, 2026)
Period	Net Asset Value (NAV)	Bloomberg Municipal Bond Index	Bloomberg U.S. Municipal High Yield Bond Index
10 Years	(0.10)%	2.16%	4.14%
5 Years	-4.69	0.84	1.90
1 Year	-11.37	4.29	2.35
Value of $10,000 Investment
Performance data shown represents past performance. Past performance is no guarantee of future results.
Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Fund.
Shares of closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are bought and sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV per common share is total assets less total liabilities, which include preferred shares , divided by the number of common shares outstanding.
When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at prices obtained through open-market purchases under the Fund’s dividend reinvestment plan.
The performance table and graph do not reflect the deduction of fees and taxes that a stockholder would pay on Fund distributions or the sale of Fund shares. Had these fees and taxes been reflected, performance would have been lower.
The Bloomberg Municipal Bond Index is an unmanaged, broad measure of the municipal bond market. The Bloomberg U.S. Municipal High Yield Bond Index is unmanaged, totals over $26 billion in market value and maintains over 1,300 securities. Municipal bonds in this index have the following requirements: maturities of one year or greater, sub investment grade (below Baa or non-rated), fixed coupon rate, issue date later than 12/31/90, deal size over $20 million, maturity size of at least $3 million. Index returns are calculated monthly, assume
Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/265

Performance Update  |  3/31/26
reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. The indices do not employ leverage. You cannot invest directly in the indices.
6Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/26

Schedule of Investments  |  3/31/26*
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 99.6%
	Municipal Bonds — 99.6% of Net Assets
	California — 3.9%
400,000(a)	University of California, Series AL-2, 2.33%, 5/15/48	$ 400,000
	Total California	$400,000

	Georgia — 1.0%
100,000(a)	Development Authority of Burke County, Georgia Power Company Plant Vogtle Project, 2.70%, 11/1/52	$ 100,000
	Total Georgia	$100,000

	New York — 29.3%
3,000,000(a)(b)	City of New York, Series B-3, 2.85%, 10/1/46	$ 3,000,000
	Total New York	$3,000,000

	Pennsylvania — 6.4%
1,000,000+	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	$ 652,968
	Total Pennsylvania	$652,968

	Rhode Island — 4.6%
1,355,000(c)+	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 475,605
	Total Rhode Island	$475,605

	Texas — 54.4%
480,000+	Arlington Higher Education Finance Corp., LTTS Charter School, Universal Academy, 5.45%, 3/1/49 (144A)	$ 401,351
1,000,000+	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	970,784
1,500,000+	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	1,454,962
5,000,000(a)(c)+	Greater Texas Cultural Education Facilities Finance Corp., 8.00%, 2/1/50 (144A)	2,745,000
	Total Texas	$5,572,097

	Total Municipal Bonds (Cost $13,827,449)	$10,200,670

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.6% (Cost $13,827,449)	$10,200,670
	OTHER ASSETS AND LIABILITIES — 0.4%	$38,287
	net assets — 100.0%	$10,238,957

The accompanying notes are an integral part of these financial statements.
Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/267

Schedule of Investments  |  3/31/26* (continued)
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At March 31, 2026, the value of these securities amounted to $3,146,351, or 30.7% of net assets.
(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2026.
(b)	Represents a General Obligation Bond.
(c)	Security is in default.
+	Security is valued using significant unobservable inputs (Level 3).
*	The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting held on July 17, 2025 (see Notes to Financial Statements, Note 8). Information shown in the Schedule of Investments reflects remaining investments held by the Fund at March 31, 2026.
The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Education Revenue	64.9%
Facilities Revenue	4.7
Power Revenue	1.0
70.6%
General Obligation Bonds:	29.4%
100.0%
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended March 31, 2026, aggregated $72,084,364 and $300,262,280, respectively.
At March 31, 2026, the net unrealized depreciation on investments based on cost for federal tax purposes of $14,944,505 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$15,714
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,759,549)
Net unrealized depreciation	$(4,743,835)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
The accompanying notes are an integral part of these financial statements.
8Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/26

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,500,000	$6,700,670	$10,200,670
Total Investments in Securities	$—	$3,500,000	$6,700,670	$10,200,670
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Municipal Bonds
Balance as of 3/31/25	$—
Realized gain (loss)(1)	—
Changed in unrealized appreciation (depreciation)(2)	(724,558)
Return of capital	689
Purchases	—
Sales	(10,000)
Transfers in to Level 3*	7,434,539
Transfers out of Level 3*	—
Balance as of 3/31/26	$6,700,670
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period values. During the year ended March 31, 2026, security valued at $7,434,539 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers in or out of Level 3 during the period.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2026:	$(724,558)
The accompanying notes are an integral part of these financial statements.
Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/269

Statement of Assets and Liabilities  |  3/31/26*
ASSETS:
Investments in unaffiliated issuers, at value (cost $13,827,449)	$10,200,670
Cash	118,937
Receivables —
Interest	42,535
Total assets	$10,362,142
LIABILITIES:
Payables —
Directors’ fees	$120
Professional fees	77,407
Transfer agent fees	6,926
Printing fees	4,549
Reimbursement of costs**	5,401
Administrative expenses	25,990
Accrued expenses	2,792
Total liabilities	$123,185
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Paid-in capital	$103,289,140
Distributable earnings (loss)	(93,050,183)
Net assets	$10,238,957
NET ASSET VALUE PER COMMON SHARE:
Based on $10,238,957/23,914,439 common shares	$0.43
*   The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting held on July 17, 2025 (see Notes to Financial Statements, Note 8).
**  Reimbursement to Victory Capital for costs incurred under interim advisory agreement and liquidation agreement (see Notes to Financial Statements, Note 2).
The accompanying notes are an integral part of these financial statements.
10Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/26

Statement of Operations FOR THE YEAR ENDED 3/31/26*
INVESTMENT INCOME:
Interest from unaffiliated issuers	$4,725,219
Total Investment Income		$4,725,219
EXPENSES:
Reimbursement of costs**	$568,983
Administrative expenses	49,522
Transfer agent fees	32,837
Stockholder communications expense	10,605
Custodian fees	350
Registration fees	101
Professional fees	25,542
Printing fees	6,023
Officers’ and Directors’ fees	6,846
Insurance expense	2,888
Interest expense	968,394
Miscellaneous	41,700
Total expenses		$1,713,791
Net investment income		$3,011,428
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(14,862,166)
Futures contracts	(214,281)	$(15,076,447)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(3,645,719)
Futures contracts	(84,820)	$(3,730,539)
Net realized and unrealized gain (loss) on investments		$(18,806,986)
Net decrease in net assets resulting from operations		$(15,795,558)
*   The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting held on July 17, 2025 (see Notes to Financial Statements, Note 8).
**  Reimbursement to Victory Capital for costs incurred under interim advisory agreement and liquidation agreement (see Notes to Financial Statements, Note 2).
The accompanying notes are an integral part of these financial statements.
Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/2611

Statements of Changes in Net Assets*
	Year Ended 3/31/26	Year Ended 3/31/25
FROM OPERATIONS:
Net investment income (loss)	$3,011,428	$8,991,721
Net realized gain (loss) on investments	(15,076,447)	(10,736,026)
Change in net unrealized appreciation (depreciation) on investments	(3,730,539)	3,501,653
Net increase (decrease) in net assets resulting from operations	$(15,795,558)	$1,757,348
DISTRIBUTIONS TO COMMON STOCKHOLDERS:
($0.23 and $0.39 per share, respectively)	$(5,547,831)	$(9,326,631)
LIQUIDATING DISTRIBUTION:
($7.57 and $— per share, respectively)	$(180,925,461)	$—
Total distributions to common stockholders	$(186,473,292)	$(9,326,631)
Net decrease in net assets applicable to common stockholders	$(202,268,850)	$(7,569,283)
NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS:
Beginning of year	$212,507,807	$220,077,090
End of year	$10,238,957	$212,507,807
*   The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting held on July 17, 2025 (see Notes to Financial Statements, Note 8).
The accompanying notes are an integral part of these financial statements.
12Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/26

Statement of Cash Flows FOR THE YEAR ENDED 3/31/26*
Cash Flows From Operating Activities
Net decrease in net assets resulting from operations	$(15,795,558)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash and restricted cash from operating activities:
Purchases of investment securities	$(72,084,364)
Proceeds from disposition and maturity of investment securities	300,262,278
Net sales of short term investments	35,165
Net accretion and amortization of discount/premium on investment securities	(208,797)
Net realized loss on investments in unaffiliated issuers	14,862,166
Change in unrealized depreciation on investments in unaffiliated issuers	3,645,719
Decrease in interest receivable	3,357,904
Decrease in distributions paid in advance	777,219
Decrease in other assets	101
Increase in variation margin for futures contracts	12,750
Decrease in management fees payable	(46,505)
Decrease in directors’ fees payable	(347)
Decrease in due to broker for futures	(12,750)
Increase in professional fees payable	77,407
Increase in printing fees payable	4,549
Increase in transfer agent fees payable	6,926
Decrease in administrative expenses payable	(4,378)
Decrease in accrued expenses payable	(183,124)
Net cash and restricted cash from operating activities	$234,706,361
Cash Flows Used In Financing Activities:
Borrowings repaid	(50,000,000)
Distributions to stockholders	(187,250,971)
Net cash flows used in financing activities	$(237,250,971)
NET INCREASE (DECREASE) IN CASH AND RESTRICTED CASH	$(2,544,610)
Cash and Restricted Cash:
Beginning of year**	$2,663,547
End of year**	$118,937
Cash Flow Information:
Cash paid for interest	$968,394

	Year Ended 3/31/26	Year Ended 3/31/25
Cash	$118,937	$1,838,408
Restricted cash	—	825,139
Total cash and restricted cash shown in the Statement of Cash Flows	$118,937	$2,663,547
*  The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting held on July 17, 2025 (see Notes to Financial Statements, Note 8).
The accompanying notes are an integral part of these financial statements
Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/2613

Statement of Cash Flows FOR THE YEAR ENDED 3/31/26* (continued)
**  The table above provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of the same such amounts shown in the Statement of Cash Flows.
The accompanying notes are an integral part of these financial statements
14Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/26

Financial Highlights
	Year Ended 3/31/26	Year Ended 3/31/25	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22
Per Share Operating Performance*
Net asset value, beginning of period	$8.89	$9.20	$9.39	$10.75	$12.16
Increase (decrease) from investment operations:(a)
Net investment income (loss)(b)	$0.13	$0.38	$0.39	$0.41	$0.49
Net realized and unrealized gain (loss) on investments	(0.79)	(0.30)	(0.23)	(1.28)	(1.38)
Net increase (decrease) from investment operations	$(0.66)	$0.08	$0.16	$(0.87)	$(0.89)
Distributions to stockholders:
Net investment income and previously undistributed net investment income	$(0.23)**	$(0.39)**	$(0.35)	$(0.42)**	$(0.52)**
Tax return of capital	—	—	—	(0.07)	—
Liquidating distribution	(7.57)	—	—	—	—
Total distributions	$(7.80)	$(0.39)	$(0.35)	$(0.49)	$(0.52)
Net increase (decrease) in net asset value	$(8.46)	$(0.31)	$(0.19)	$(1.36)	$(1.41)
Net asset value, end of period	$0.43	$8.89	$9.20	$9.39	$10.75
Market value, end of period	$0.00	$8.35	$8.15	$8.23	$9.83
Total return at net asset value(c)	(11.37)%	1.15%	2.49%(d)	(7.42)%	(7.54)%
Total return at market value(c)	0.00%	7.25%	3.59%	(11.26)%	(13.03)%
Ratios to average net assets of stockholders:
Total expenses plus interest expense(e)	1.95%	2.35%	4.76%	3.40%	1.86%
Net investment income	3.43%	4.09%	4.32%	4.29%	4.02%
Portfolio turnover rate	78%	33%	16%	63%	11%
Net assets of common stockholders, end of period (in thousands)	$10,239	$212,508	$220,077	$224,545	$257,047
Preferred shares outstanding (in thousands)(f)(g)(h)(i)(j)	$—	$50,000	$50,000	$140,000	$180,000
Asset coverage per preferred share, end of period	$—	$525,016	$540,154	$260,389	$242,804
Average market value per preferred share(k)	$—	$100,000	$100,000	$100,000	$100,000
Liquidation value, including interest expense payable, per preferred share	$—	$100,000	$100,000	$100,000	$100,000
*	The Fund is in the process of liquidating its assets pursuant to the Plan of Liquidation and Dissolution approved by stockholders at a meeting held on July 17, 2025 (see Notes to Financial Statements, Note 8).
**	The amount of distributions made to stockholders during the year was in excess of the net investment income earned by the Fund during the year. The Fund has accumulated undistributed net investment income which is part of the Fund’s NAV. A portion of this accumulated net investment income was distributed to stockholders during the period. A decrease in distributions may have a negative effect on the market value of the Fund’s shares.
The accompanying notes are an integral part of these financial statements.
Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/2615

Financial Highlights (continued)
(a)	The per common share data presented above is based upon the average common shares outstanding for the periods presented.
(b)	Beginning March 31, 2020, distribution payments to preferred stockholders are included as a component of net investment income.
(c)	Total investment return is calculated assuming a purchase of common shares at the current net asset value or market value on the first day and a sale at the current net asset value or market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Past performance is not a guarantee of future results.
(d)	For the year ended March 31, 2024, the Fund’s total return includes a reimbursement by the Adviser (see Notes to the Financial Statements-Note 1B). The impact on the total return was less than 0.005%.
(e)	Includes interest expense of 1.10%, 1.33%, 3.47%, 2.09% and 0.56%, respectively.
(f)	The Fund redeemed 200 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on September 29, 2022.
(g)	The Fund redeemed 200 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on November 14, 2022.
(h)	The Fund redeemed 900 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on February 29, 2024.
(i)	The Fund issued 200 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on February 16, 2021.
(j)	The Fund redeemed 500 Variable Rate MuniFund Term Preferred Shares, with a liquidation preference of $100,000 per share, on August 18, 2025.
(k)	Market value is redemption value without an active market.
The accompanying notes are an integral part of these financial statements.
16Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/26

Notes to Financial Statements  |  3/31/26
1. Organization and Signiﬁcant Accounting Policies
Pioneer Municipal High Income Advantage Fund, Inc. (the “Fund”) is organized as a Maryland corporation. Prior to April 21, 2021, the Fund was organized as a Delaware statutory trust. On April 21, 2021, the Fund redomiciled to a Maryland corporation through a statutory merger of the predecessor Delaware statutory trust with and into a newly-established Maryland corporation formed for the purpose of effecting the redomiciling. The Fund was originally organized on August 6, 2003. Prior to commencing operations on October 20, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Since July 17, 2025, the Fund has been operating under a Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders (see Note 8). Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities. Prior to the Fund’s liquidation, the Fund’s primary investment objective was to provide its common stockholders with a high level of current income exempt from regular federal income tax. As a secondary investment objective, the Fund also could seek capital appreciation to the extent consistent with its primary investment objective.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect,wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). From April 1, 2025 through August 29, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) served as the Fund’s investment adviser. See Note 2.
During the periods covered by these financial statements, the Fund complied with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivative risk management program, appoint a derivative risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner
Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/2617

(a “limited derivatives user”). During the periods covered by these financial statements, the Fund was a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an
18Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/26

exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Fund’s investment adviser. The Fund’s investment adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Fund’s investment adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund’s investment adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
B.	Investment Income and Transactions
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Discounts and premiums on purchase prices of debt securities are accreted or amortized, respectively, daily, into interest income on an effective yield to maturity basis with a corresponding increase or decrease in the cost basis of the security. Premiums and discounts related to certain mortgage backed securities are amortized or accreted in proportion to the monthly paydowns.
Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/2619

Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its stockholders. Therefore, no provision for federal income taxes is required. As of March 31, 2026, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to stockholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At March 31, 2026, the Fund was permitted to carry forward indefinitely $8,911,424 of short-term losses and $79,394,924 of long-term losses.
The tax character of distributions paid during the years ended March 31, 2026 and March 31, 2025, was as follows:
	2026	2025
Distributions paid from:
Tax-exempt income	$3,230,965	$11,652,095
Ordinary income	2,316,866	594,110
Liquidating distribution	180,925,461	—
Total	$186,473,292	$12,246,205
20Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/26

The following shows the components of distributable earnings (losses) on a federal income tax basis at March 31, 2026:
2026
Distributable earnings/(losses):
Capital loss carryforward	$(88,306,348)
Net unrealized depreciation	(4,743,835)
Total	$(93,050,183)
The difference between book basis and tax basis unrealized appreciation is primarily attributable to the book/tax differences in the accrual of income on securities in default, and discounts on fixed income securities.
D.	Automatic Dividend Reinvestment Plan
Prior to the Fund's liquidation (see Note 8), all stockholders whose shares were registered in their own names automatically participated in the Automatic Dividend Reinvestment Plan (the “Plan”), under which participants received all dividends and capital gain distributions (collectively, dividends) in full and fractional shares of the Fund in lieu of cash.
Whenever the Fund declared a dividend on shares payable in cash, participants in the Plan received the equivalent in shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized shares from the Fund or (ii) by purchase of outstanding shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend, the net asset value per share was equal to or less than the market price per share plus estimated brokerage trading fees (market premium), the Plan Agent invested the dividend amount in newly issued shares. The number of newly issued shares credited to each account was determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares were issued, provided that the maximum discount from the then current market price per share on the date of issuance did not exceed 5%. If, on the payment date for any dividend, the net asset value per share was greater than the market value (market discount), the Plan Agent invested the dividend amount in shares acquired in open-market purchases. Each participant paid a pro rata share of brokerage trading fees incurred with respect to the Plan Agent’s open-market purchases. Participating in the Plan did not relieve stockholders from any federal, state or local taxes which may be due on dividends paid in any taxable year.
Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/2621

E.	Risks
Prior to the Fund’s liquidation (see Note 8), the Fund invested substantially all of its assets in municipal securities. The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal securities may be more susceptible to down-grades or defaults during recessions or similar periods of economic stress. Financial difficulties of municipal issuers may continue or get worse, particularly in the event of economic or market turmoil or a recession. To the extent the Fund invests significantly in a single state (including California and Massachusetts), city, territory (including Puerto Rico), or region, or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, including health care facilities, education, transportation, special revenues and pollution control, the Fund will be more susceptible to associated risks and developments.
Prior to the Fund’s liquidation (see Note 8), the Fund invested in below investment grade (high yield) municipal securities. Debt securities rated below investment grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s
22Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/26

portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
F.	Statement of Cash Flows
Information on financial transactions which have been settled through the receipt or disbursement of cash or restricted cash is presented in the Statement of Cash Flows. Cash as presented in the Fund’s Statement of Assets and Liabilities includes cash on hand at the Fund’s custodian bank and does not include any short-term investments.
G.	Futures Contracts
Prior to the Fund’s liquidation (See Note 8), the Fund entered into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at March 31, 2026 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/2623

Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional value of long position futures contracts during the year ended March 31, 2026 was $3,101,404.
2. Investment Advisory Agreement
The Fund’s investment adviser manages the Fund’s portfolio. Prior to April 1, 2025, Amundi US served as the Fund’s investment adviser. Management fees payable under the Fund’s Investment Management Agreement with Amundi US were calculated daily and paid monthly at the annual rate of 0.60% of the Fund’s average daily managed assets. “Managed assets” means (a) the total assets of the Fund, including any form of investment leverage, minus (b) all accrued liabilities incurred in the normal course of operations, which shall not include any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, and/or (iii) any other means.
From April 1, 2025 until August 29, 2025, Victory Capital served as the Fund's investment adviser under an interim investment advisory agreement (the "Interim Advisory Agreement"). Victory Capital was paid the costs incurred in performing its services under the Interim Investment Advisory Agreement.
Effective April 1, 2025, Victory Capital has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses do not exceed 2.35%.
24Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/26

Stockholders of the Fund approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting of stockholders held on July 17, 2025. Since that date, the Fund has been operating under the Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. The Fund entered into a Liquidation Agreement with Victory Capital as of August 29, 2025 in connection with the liquidation of the Fund. Pursuant to the Liquidation Agreement, the Fund shall reimburse Victory Capital for any costs incurred by Victory Capital in connection with the liquidation of the Fund. Costs reimbursed to Victory Capital by the Fund during the year ended March 31, 2026 under the Interim Advisory Agreement and the Liquidation Agreement are reported on the Statement of Operations.
Reflected on the Statement of Assets and Liabilities is $5,401 payable to Victory Capital at March 31, 2026, for reimbursement of costs incurred under the Interim Advisory Agreement and the Liquidation Agreement.
For the year ended March 31, 2026, the reimbursement of cost for the management fee was 0.53% of the Fund’s average daily managed assets, which was equivalent to 0.65% of the Fund’s average daily net assets.
Reimbursable costs were not incurred/payable as a percentage of average daily net assets, unlike the management fee, so they should reported as a dollar amount - as indicated above. This amount should not be characterized as related to a management fee.
Effective April 1, 2025 Victory Capital contractually agreed to reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 2.44%. This expense limitation is in effect through April 1, 2028. Effective April 1, 2025, Victory Capital also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, Victory Capital is paid an administration and servicing fee based on a percentage of the average daily net assets of the Fund. The tiered rates at which Victory Capital is paid by the Fund are shown in the table below:
Net Assets
Up to $15 billion	$15 billion to $30 billion	$30 billion to $85 billion	In excess of $85 billion
0.08%	0.05%	0.04%	0.03%
Amounts incurred for the year ended March 31, 2026, are reflected on the Statement of Operations in Administrative expenses.
Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/2625

Bank of New York Mellon (“BNY”) acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between Victory Capital and BNY. Victory Capital pays BNY a fee for providing these services.
The Fund reimburses Victory Capital and BNY for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Fund. Amounts incurred for the year ended March 31, 2026, are reflected on the Statement of Operations as Administrative expenses.
3. Compensation of Directors and Officers
The Fund paid an annual fee to its Directors. Except for the chief compliance officer, the Fund did not pay any salary or other compensation to its officers. The Fund paid a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Fund’s investment adviser paid the remaining portion of the chief compliance officer’s compensation. For the year ended March 31, 2026, the Fund paid $6,846 in Officers’ and Directors’ compensation, which is reflected on the Statement of Operations as Officers’and Directors’ fees. At March 31, 2026, the Fund had a payable for Directors’ fees on its Statement of Assets and Liabilities of $120.
4. Transfer Agent
During the periods covered by these financial statements, Equiniti Trust Company, LLC (“EQ”), formerly known as American Stock Transfer & Trust Company, served as the transfer agent with respect to the Fund’s common shares. The Fund pays EQ an annual fee as is agreed to from time to time by the Fund and EQ for providing such services.
In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to stockholder communications activities such as proxy and statement mailings, and outgoing phone calls.
5. Additional Disclosures about Derivative Instruments and Hedging Activities
Prior to the Fund’s liquidation (see Note 8), the Fund entered into certain derivative contracts. The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
26Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/26

Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and Statement of Cash Flows by risk exposure at March 31, 2026, was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$(214,281)	$—	$—	$—	$—
Total Value	$(214,281)	$—	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$(84,820)	$—	$—	$—	$—
Total Value	$(84,820)	$—	$—	$—	$—
6. Fund Shares
There are 1,000,000,000 shares of common stock of the Fund (“common shares”), $0.001 par value per share authorized.
Transactions in common shares for the years ended March 31, 2026 and March 31, 2025 were as follows:
	3/31/26	3/31/25
Shares outstanding at beginning of year	23,914,439	23,914,439
Shares outstanding at end of year	23,914,439	23,914,439
The Fund may classify or reclassify any unissued shares into one or more series of preferred shares.
Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/2627

As of March 31, 2026, the Fund had no outstanding Variable Rate MuniFund Term Preferred Shares Series 2021 (“series 2021 VMTP Shares” or “VMTP Shares”). The Fund issued 1,600 VMTP Shares on February 16, 2018 and 200 VMTP Shares on February 16, 2021. The Fund redeemed 200 VMTP Shares on September 29, 2022, 200 VMTP Shares on November 14, 2022, 900 VMTP Shares on February 29, 2024, and 500 VMTP Shares on August 18, 2025.
7. Variable Rate MuniFund Term Preferred Shares
Prior to the Fund’s liquidation (see Note 8), the Fund had issued and outstanding 500 Series 2021 VMTP Shares, with a liquidation preference of $100,000 per share. VMTP Shares were issued via private placement and are not publicly available. The Fund redeemed all of its outstanding VMTP Shares on August 18, 2025 in connection with the liquidation of the Fund.
Dividends on the VMTP Shares (which were treated as interest payments for financial reporting purposes and were recorded as interest expense on the Statement of Operations) were declared daily, paid monthly and recorded as incurred. For the year ended March 31, 2026, interest expense on VMTP Shares amounted to $968,394. The dividend rate for the VMTP Shares was determined weekly. Unpaid dividends on VMTP Shares were recognized as “Interest Expense Payable” on the Statement of Assets and Liabilities. For the year ended March 31, 2026, there was no interest expense payable on VMTP Shares. From April 1, 2025 through March 31, 2026, the Series 2021 VMTP Shares paid an average dividend rate of 4.89%. The average liquidation value outstanding of VMTP Shares for the Fund during the year ended March 31,2026, was $49,642,857.
The Fund did not incur any offering costs as a result of the offerings on February 16, 2018 and February 16, 2021.
Transactions in the Series 2021 VMTP Shares during the Fund’s current and prior reporting periods were as follows:
	Year Ended 3/31/26		Year Ended 3/31/25
	Shares	Amount	Shares	Amount
VMTP Shares issued	—	$—	—	$—
VMTP Shares redeemed	(500)	(50,000,000)	—	—
Net decrease	(500)	$(50,000,000)	—	$—
8. Plan of Liquidation and Dissolution
Stockholders of the Fund approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution a meeting of stockholders held on July 17, 2025.  Since that date, the Fund has been operating under the Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining
28Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/26

assets to stockholders. Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities. Prior to the opening of business on August 25, 2025, the Fund ceased trading on the New York Stock Exchange (NYSE). The Fund’s NYSE ticker symbol was MAV.
A primary liquidating distribution was paid in cash on August 27, 2025 to common stockholders of record on August 22, 2025:
Liquidating Distribution*	Tax-Exempt Income Distribution*	Taxable Ordinary Income Distribution*	Total Distribution*
$7.5703	$0.0000	$0.0972	$7.6675
(*All amounts are expressed per common share.)
The Fund expects to make one or more additional liquidating distributions in connection with the liquidation of the remaining assets of the Fund. The liquidation is generally a taxable event for stockholders that are subject to U.S. federal income tax. Any stockholder that receives a distribution in liquidation will generally realize capital gain or loss in an amount equal to the difference between the total amount of the liquidation distribution(s) received and the stockholder’s adjusted basis in the Fund shares. Please consult your personal tax advisor with regard to the specific tax consequences of the liquidation.
9. Subsequent Events
A secondary liquidating distribution was paid in cash on April 23, 2026 to common stockholders of record on April 20, 2026:
Liquidating Distribution*	Tax-Exempt Income Distribution*	Taxable Ordinary Income Distribution*	Total Distribution*
$-	$0.1464	$-	$0.1464
(*All amounts are expressed per common share.)
Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/2629

Report of Independent Registered Public Accounting Firm
To the Board of Directors and the Stockholders of Pioneer Municipal High Income Advantage Fund, Inc.:

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Pioneer Municipal High Income Advantage Fund, Inc. (the “Fund”), including the schedule of investments, as of March 31, 2026, the related statements of operations and cash flows for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended March 31, 2023 and 2022, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated May 25, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial
30Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/26

reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 28, 2026
We have served as the auditor of one or more of the Victory Pioneer investment companies since 2024.
Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/2631

Additional Information (unaudited)
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Fund’s ordinary income distributions derived from qualified interest income was 100.00%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Municipal High Income Advantage Fund, Inc. was held on July 17, 2025 to approve the liquidation and dissolution of the Fund pursuant to the Plan of Liquidation and Dissolution as described in the Joint Proxy Statement.
The voting results were as follows:
Fund	Total Votes	Votes For	Votes Against	Votes Abstained
Pioneer Municipal High Income Advantage Fund, Inc.	14,587,283	13,476,269	920,984	190,030
32Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/26

Investment Objectives, Principal Investment Strategies and Principal Risks (unaudited)
CHANGES OCCURRING DURING MOST RECENT FISCAL YEAR
Stockholders of Pioneer Municipal High Income Advantage Fund, Inc. (the “Fund”) approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting held on July 17, 2025. Since that date, the Fund has been operating under the Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities (see Notes to Financial Statements, Note 8).
Prior to the opening of business on August 25, 2025, the Fund ceased trading on the New York Stock Exchange (NYSE). The Fund’s NYSE ticker symbol was MAV.
Pioneer Municipal High Income Advantage Fund, Inc. | Annual | 3/31/2633

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
You can call Equiniti Trust Company, LLC (EQ) for:

Account Information1-800-710-0935
Or write to EQ:

Equiniti Trust
Company, LLC
Operations Center
6201 15th Ave.
Brooklyn, NY 11219
Websitehttps://equiniti.com/us
For additional information, please contact your investment adviser or visit our web site www.pioneerinvestments.com.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Stockholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Victory Capital Management Inc.
60 State Street
Boston, MA 02109
vcm.com
© 2026 Victory Capital Management Inc. 19205-20-0526

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Directors has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Director, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The Fund paid Deloitte & Touche LLP for audit fees of $15,000 and $48,300 during the fiscal years ended March 31, 2026 and 2025, respectively.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The Fund paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $7,020 and $9,000 during the fiscal years ended March 31, 2026, and 2025, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2026 or 2025.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•

Accounting research assistance

•

SEC consultation, registration statements, and reporting

•

Tax accrual related matters

•

Implementation of new accounting standards

•

Compliance letters (e.g. rating agency letters)

•

Regulatory reviews and assistance regarding financial matters

•

Semi-annual reviews (if requested)

•

Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

“One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•

Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES

Services which are not prohibited by the Rule,

if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.

• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•

Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•

Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.

1.  Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2.  Financial information systems design and implementation*

3.  Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4.  Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5.  Internal audit outsourcing services*

6.  Management functions or human resources

7.  Broker or dealer, investment advisor, or investment banking services

8.  Legal services and expert services unrelated to the audit

9.  Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund’s audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended March 31, 2026 and 2025, there were no services provided to an affiliate that required the Fund’s audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $7,020 and $9,000 during the fiscal years ended March 31, 2026, and 2025, respectively.

(h) Disclose whether the registrants audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire Board of Directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Included in Item 1

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

N/A

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Directors’ fees paid by the Fund are within Item 1. Statement of Operations as Directors’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

N/A

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

H-12 PROXY VOTING

BACKGROUND AND RISKS

Voting rights associated with security ownership are closely related to the discretionary asset management services VCM provides to its clients. Therefore, VCM should be capable of accepting and exercising voting authority on behalf of clients with the same standard of care, skill, prudence, and diligence it is subject to when exercising its investment authority on behalf of clients. Further, in order to exercise voting authority on behalf of clients, VCM must comply with Rule 206(4)-6 of the Advisers Act (the “proxy rule”) and Rule 14Ad-1 of the Securities and Exchange Act of 1934 (the “proxy reporting rule”). The proxy rule requires VCM to adopt and implement written policies and procedures designed to ensure it votes securities in the best interest of clients including managing material conflicts of interest between VCM and its clients, to disclose to clients a summary of its proxy voting policies and procedures, how they may obtain a copy of these procedures, and information about how VCM voted their securities. The proxy reporting rule requires certain investment managers to report their proxy voting record annually on Form N-PX with respect to certain votes on executive compensation.

Inability to accept and exercise voting authority on behalf of clients or failure to comply with the proxy rule or proxy reporting rule could result in violations of securities law, breach of fiduciary duty, client harm, or damage to VCM’s reputation.

POLICY

VCM will establish policies and procedures and retain resources necessary to ensure it is capable of exercising voting authority on behalf of clients according to the same standard of care with which it exercises investment authority. Because VCM will exercise voting authority, it will comply with the proxy rule and the proxy reporting rule and must vote securities in the best interest of clients.

For purposes of this policy, voting in the best interest of clients means using complete and accurate information to vote with the objective of increasing the long-term economic value of client assets. Similar to investment decision making, voting decisions are qualitative in nature and VCM will consider a variety of factors to arrive at vote decisions. Further a voting decision in the same security may be different between clients for the same reasons VCM clients are invested in different securities. For example, client agreements, investment strategies, or specific investment franchise views on ballot proposals may cause the same security to be voted in a different manner across VCM’s client base.

VCM will vote all securities over which it has authority, provided the client has voting rights and there is sufficient time and information available to make informed decisions. VCM will take reasonable steps to obtain appropriate and timely information.

In situations where voting may impact the ability to trade a security (e.g., shareblocking), VCM will not vote unless it determines that voting is in a client’s best interest.

For a copy of the guidelines (as defined below) please visit VCM’s website at https://investor.vcm.com/policies. To obtain information on specific proxies voted by VCM, clients may contact their VCM client manager or email an inquiry to client_service_team@vcm.com.

VCM will create, maintain, and retain appropriate records related to voting client securities.

LIST OF REQUIRED CONTROLS

•	Proxy Voting Committee (the “committee”)

•	Client Investment Management Agreements (“IMAs”)

•	Third-party proxy firm (“proxy firm”)

•	M-19 Vendor Due Diligence and Oversight (“vendor oversight policy”)

•	Proxy voting guidelines

•	Annual committee guideline review

•	Form ADV, Part 2A

•	M-13 Record Retention and Destruction, Appendix A (“recordkeeping requirements”)

CONTROL IMPLEMENTATION PROCEDURES

•

The committee will consist of members with experience related to the functional areas applicable to voting client securities including responsible investing, investment management, operations, and compliance. The committee is responsible for exercising VCM’s fiduciary responsibilities related to voting client securities including voting in the best interests of clients and identifying and managing conflicts of interest. The committee will be active, keep a charter, and maintain records that demonstrate adequate execution of its responsibilities.

•

When a client enters into an advisory relationship with VCM, proxy voting roles and responsibilities between the client and VCM will be fully disclosed. Responsibilities delegated to VCM will be communicated to the committee and the committee will be responsible for implementing voting requirements in accordance with each IMA.

•

In order to support its fiduciary duty related to voting client securities and comply with the proxy rule and proxy reporting rule, VCM will retain, and the committee will oversee a third-party proxy advisory firm (“proxy firm”) to provide both administrative and advisory services related to voting client securities. In relation to the proxy reporting rule, the proxy firm will provide draft filings in the appropriate format. The Business Owner of this policy is responsible for ensuring the accuracy of the filing. The Compliance Owner is responsible for ensuring the report is filed in a timely manner and complies with the proxy reporting rule. Selection and ongoing oversight of the proxy firm will be conducted in accordance with the vendor oversight policy. The Sponsor, as defined in the vendor oversight policy, must be a member of the committee. Currently, VCM retains Institutional Shareholder Services Inc. as its proxy firm.

•

The committee will adopt written proxy voting guidelines authored by the proxy firm (“guidelines”). These guidelines can be used as standing instructions on how the proxy firm must vote ballots provided that the committee must:

•	Have the ability to customize the guidelines.

•	Retain the ability to override the guidelines on individual ballot proposals at the client level.

•

Review the guidelines at least annually, implement customizations based on this review, and submit a written memo to the compliance committee documenting the results of the annual review that includes the name of the proxy firm, links to the specific guidelines adopted, and a description of customizations made.

•	Make the memo available to clients upon request.

•

The purpose of the guidelines is 1) to benefit from the specialized expertise related to voting securities provided by the proxy firm and to provide an independent source to resolve conflicts of interest identified between VCM and its clients. For the first purpose, the committee will take into account the guidelines but will have ultimate responsibility for voting decisions. The committee will, in its discretion, rely on additional sources such as portfolio manager input to ensure the voting decisions it makes are in the best interest of specific clients. If the guidelines are silent on any pending ballot proposal, the committee will exercise its voting responsibility with due care and document the rationale for the vote decision. For the second purpose, if the committee identifies a conflict of interest between VCM and clients, the committee must vote in accordance with the guidelines unless the rationale for deviating from guidelines has unanimous consent from the committee and is put in writing, including an analysis of how the conflict of interest is eliminated, mitigated, or disclosed.

•

The proxy firm will provide technology-based platform that provides operational controls over voting securities that include, at minimum, ballot reconciliation, casting complete ballots in a timely manner and in accordance with adopted written guidelines, ability to adjust or override a vote based on committee input, and reporting capabilities that support compliance with the proxy reporting rule and VCM’s need to oversee the proxy firm and report internally and externally. The committee is responsible for ensuring these controls are operating as intended though must, at minimum, develop reporting designed to ensure all eligible client accounts are properly set up and configured on the proxy firm’s platform and that the proxy firm is voting securities in accordance with the guidelines and this policy. Such reports should be reviewed by the committee at regular intervals and any exceptions should be referred to the LCR department.

•	The disclosures required under the proxy rule will be contained in VCM’s Form ADV, Part 2A and will be delivered to clients at the time and frequency required by regulation.

•	The committee will be familiar with the recordkeeping requirements related to voting client securities and will maintain records and ensure the proxy firm maintains records for the required periods.

Compliance Policy Executive Summary

Policy Name:	H-12 Proxy Voting Policy

Applicability:	Victory Capital Management Inc. (“VCM”)

Category:	Investments - General

Compliance Owner:	Chief Compliance Officer, VCM

Business Owner:	Director of Responsible Business, VCM

Effective Date:	June 30, 2024

Executive Summary:	Policy and procedures governing the voting of client securities

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

Stockholders of Pioneer Municipal High Income Advantage Fund, Inc. approved the liquidation of the Fund pursuant to a Plan of Liquidation and Dissolution at a meeting of stockholders held on July 17, 2025. Since that date, the Fund has been operating under the Plan of Liquidation and Dissolution, and is in the process of winding up its business and affairs, paying its liabilities and distributing its remaining assets to stockholders. Accordingly, the Fund no longer pursues its stated investment objective, complies with its investment limitations or engages in normal business activities.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to Section 12 of the Exchange Act.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Municipal High Income Advantage Fund, Inc.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date June 4, 2026

By (Signature and Title)* /s/ Carol D. Trevino

Carol D. Trevino, Treasurer and Principal Financial Officer

Date June 4, 2026

*	Print the name and title of each signing officer under his or her signature.